Consolidated Statements of Changes in Equity - CAD ($)	Share Capital	Reserve For Stock Options	Reserve for Warrants	Total Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Total
Begning balance, shares at Jan. 31, 2016	47,825,337
Begning balance, amount at Jan. 31, 2016	$ 45,367,275	$ 663,720	$ 422,326	$ 1,086,046	$ 40,628	$ (27,829,911)	$ 10,320	$ 18,674,358
Statement Line Items [Line Items]
Common shares issued for cash: Exercise of stock options, Shares	25,000
Common shares issued for cash: Exercise of stock options, Amount	$ 10,250	(4,250)		(4,250)				6,000
Common shares issued for cash: Exercise of warrants and compensation options, Shares	1,000,000
Common shares issued for cash: Exercise of warrants and compensation options, Amount	$ 117,857		(17,857)	(17,857)				100,000
Share-based payments		7,865		7,865				7,865
Unrealized gain (loss) on investment in securities, net of tax					40,449			40,449
Net income (loss)						(981,139)		(981,139)
Ending balance, shares at Jan. 31, 2017	48,850,337
Ending balance, amount at Jan. 31, 2017	$ 45,495,382	667,335	404,469	1,071,804	81,077	(28,811,050)	10,320	17,847,533
Statement Line Items [Line Items]
Common shares issued for cash: Exercise of stock options, Shares	510,000
Common shares issued for cash: Exercise of stock options, Amount	$ 249,209	(98,609)		(98,609)				150,600
Common shares issued for cash: Exercise of warrants and compensation options, Shares	3,965,000
Common shares issued for cash: Exercise of warrants and compensation options, Amount	$ 481,315		(76,565)	(76,565)				404,750
Common shares issued for cash: Less: Share issuance costs	(5,850)							(5,850)
Share-based payments		565,250		565,250				565,250
Unrealized gain (loss) on investment in securities, net of tax					(57,269)			(57,269)
Common shares returned to treasury and cancelled, Shares	(4,150,000)
Common shares returned to treasury and cancelled, Amount	$ (1,411,000)							(1,411,000)
Common shares repurchased and cancelled, Shares	(911,500)
Common shares repurchased and cancelled, Amount	$ (320,431)							(320,431)
Common shares repurchased in treasury, Shares	(432,500)
Common shares repurchased in treasury, Amount	$ (132,309)							(132,309)
Transfer of expired/cancelled options and warrants		(269,581)	(10,000)	(279,581)		279,581
Net income (loss)						2,015,340		2,015,340
Ending balance, shares at Jan. 31, 2018	47,831,337
Ending balance, amount at Jan. 31, 2018	$ 44,356,316	864,395	317,904	1,182,299	23,808	(26,516,129)	10,320	19,056,614
Statement Line Items [Line Items]
Common shares issued for cash: Exercise of stock options, Shares	205,000
Common shares issued for cash: Exercise of stock options, Amount	$ 86,700	(36,350)		(36,350)				50,350
Common shares issued for cash: Exercise of warrants and compensation options, Shares	3,469,500
Common shares issued for cash: Exercise of warrants and compensation options, Amount	$ 741,073		(220,649)	(220,649)				520,424
Share-based payments		294,432		294,432				294,432
Unrealized gain (loss) on investment in securities, net of tax					(19,197)			(19,197)
Common shares returned to treasury and cancelled, Shares	(3,462,500)
Common shares returned to treasury and cancelled, Amount	$ (1,350,962)							(1,350,962)
Transfer of expired/cancelled options and warrants		(26,500)	(541)	(27,041)		27,041
Net income (loss)						704,296		704,296
Ending balance, shares at Jan. 31, 2019	48,043,337
Ending balance, amount at Jan. 31, 2019	$ 43,833,127	$ 1,095,977	$ 96,714	$ 1,192,691	$ 4,611	$ (25,784,792)	$ 10,320	$ 19,255,957